STATEMENT OF STOCKHOLDERS EQUITY - USD ($)		Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Apr. 16, 2017
Beginning balance (in shares) at Apr. 16, 2017
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to Sponsor	[1]	$ 144	24,856		25,000
Issuance of common stock to Sponsor (in shares)	[1]	1,437,500
Net loss				(672)	(672)
Ending balance at May. 31, 2017		$ 144	24,856	(672)	24,328
Ending balance (in shares) at May. 31, 2017		1,437,500
Increase (Decrease) in Stockholders' Equity
Sale of 5,200,000 Units, net of underwriting discount and offering expenses		$ 520	48,160,700		48,161,220
Sale of 5,200,000 Units, net of underwriting discount and offering expenses (in shares)		5,200,000
Sale of 261,500 Private Units		$ 26	2,614,974		2,615,000
Sale of 261,500 Private Units (in shares)		261,500
Issuance of shares to underwriter		$ 5	499,995		500,000
Issuance of shares to underwriter (in shares)		52,000
Common stock subject to redemption		$ (456)	(46,291,229)		(46,291,685)
Common stock subject to redemption (in shares)		(4,560,757)
Common stock forfeited by Sponsor		$ (14)	14
Common stock forfeited by Sponsor (in shares)		(137,500)
Net loss				(8,862)	(8,862)
Ending balance at May. 31, 2018		$ 225	$ 5,009,310	$ (9,534)	$ 5,000,001
Ending balance (in shares) at May. 31, 2018		2,252,743

[1]	Includes an aggregate of 187,500 shares of common stock that are subject to forfeiture to the extent that the underwriters over-allotment is not exercised in full (note 6).